Fair Value of Financial Instruments	12 Months Ended
Feb. 28, 2014
Fair Value of Financial Instruments [Text Block]
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 28, 2014, measured at fair value on a recurring basis are summarized below:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2014
Cash and cash equivalents	$2,393,784	$-	$-	$2,393,784
Derivative liability	-	-	(284,195)	(284,195)

	$2,393,784	$-	$(284,195)	$2,109,589

The Company’s financial assets and financial liabilities as at February 28, 2013, measured at fair value on a recurring basis are summarized below:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2013

Cash and cash equivalents	$53,352	$-	$-	$53,352
Derivative liability	-	-	(244,891)	(244,891)

	$53,352	$-	$(244,891)	$(191,539)

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).